CONVERTIBLE DEBENTURES	12 Months Ended
Mar. 31, 2023
Convertible Debentures
CONVERTIBLE DEBENTURES

NOTE 9 - CONVERTIBLE DEBENTURES

December 15, 2021 Debenture

The Company entered into a securities purchase agreement (the “SPA”) with an investor (the “Investor”) on December 15, 2021. Pursuant to the SPA, the Investor purchased a secured promissory note (the “Note”) in the aggregate principal amount totaling approximately $16,320,000 (the “Principal Amount”). The Note has an interest rate of 12% per annum, with a maturity date 24 months from the issuance date of the Note (the “Maturity Date”). The Note carried an original issue discount totaling $1,300,000 and a transaction expense amount of $20,000, both of which are included in the principal balance of the Note. The Note had $2,035,000 in debt issuance costs, including fees paid in cash of $1,095,000 and 3,000,000 warrants issued to placement agents with a fair value of $940,000. The warrant fair value was estimated using the Black Scholes Model, with the following inputs: the price of the Company’s common stock of $0.32; a risk-free interest rate of 1.19%, the expected volatility of the Company’s common stock of 209.9%; the estimated remaining term, a dividend rate of 0%. The warrants were classified as a liability, as it is not known if there will be sufficient authorized shares to be issued upon settlement, based on the conversion terms of the convertible debt.

Beginning on the date that is 6 months from the issuance date of the Note, the Investor has the right to redeem up to $1,000,000 of the outstanding balance per month. Payments may be made by the Company, at the Company’s option, (a) in cash, or (b) by paying the redemption amount in the form of shares of the Company’s common stock, par value $0.0001 per share (the “Common Stock”), per the following formula: the number of redemption shares equals the portion of the applicable redemption amount divided by the Redemption Repayment Price. The “Redemption Repayment Price” equals 90% multiplied by the average of the two lowest volume weighted average price per share of the Common Stock during the ten (10) trading days immediately preceding the date that the Investor delivers notice electing to redeem a portion of the Note. The redemption amount shall include a premium of 15% of the portion of the outstanding balance being paid (the “Exit Fee”). As the Exit Fee is to be included in every settlement of the Note, an additional 15% of the principal balance, which totals $2,448,000, was recognized along with the principal balance, and offset by a contra account in a manner similar to a debt discount. In addition to the Investor’s right of redemption, the Company has the option to prepay the Notes at any time prior to the Maturity Date by paying a premium of 15% plus the principal, interest, and fees owed as of the prepayment date.

Within 180 days of the issuance date of the Note, the Company will obtain an effective registration statement or a supplement to any existing registration statement or prospectus with the SEC registering at least $15,000,000 in shares of Common Stock for the Investor’s benefit such that any redemption using shares of Common Stock could be done using registered Common Stock. Additionally, as soon as reasonably possible following the issuance of the Note, the Company will cause the Common Stock to be listed for trading on either of (a) NYSE, or (b) NASDAQ (in either event, an “Uplist”). In the event the Company has not effectuated the Uplist by March 1, 2022, the then-current outstanding balance will be increased by 10%. On February 7, 2022, the Company and the Lender entered into an amendment to the SPA, which extended the date by which the Uplist must be completed to April 15, 2022. In consideration of the grant of the extension there was an extension fee of $249,079 added to the principal balance, which has been recognized as a financing cost in the accompanying consolidated financial statements. Subsequent to the year end, the date by which the Uplist had to be completed was further extended to June 15, 2022, with no additional fee included. The Company will make a one-time payment to the Investor equal to 15% of the gross proceeds the Company receives from the offering expected to be effected in connection with the Uplist (whether from the sale of shares of its Common Stock and / or preferred stock) within ten (10) days of receiving such amount. In the event Borrower does not make this payment, the then-current outstanding balance will be increased by 10%. In addition, the Company had 30 days in which to secure the Note and grant the Lender a first position security interest in the real property in Texas and Iowa, and if it had not been effectuated within the 30 days the outstanding balance would have been increased by 15%. The Company was required to reserve 65,000,000 shares of common stock from its authorized and unissued common stock and to add 100,000,000 shares of common stock to the Share Reserve on or before March 10, 2022.

The Note also contains certain negative covenants and Events of Default, which in addition to common events of default, include a failure to deliver conversion shares, the Company fails to maintain the share reserve, the occurrence of a Fundamental Transaction without the Lenders written consent, the Company effectuates a reverse split of its common stock without 20 trading days written notice to Lender, fails to observe or perform or breaches any covenant, and, the Company or any of its subsidiaries, breaches any covenant or other term or condition contained in any Other Agreements in any material. Upon an Event of a Default, at its option and sole discretion, the Investor may consider the Note immediately due and payable. Upon such an Event of Default, the interest rate increases to 18% per annum and the outstanding balance of the Note increases from 5% to 15%, depending upon the specific Event of Default. As of March 31, 2023 and 2022, the Company is in full compliance with the covenants and Events of Default.

The conversion feature met the definition of a derivative and therefore requires bifurcation and was accounted for as a derivative liability. The Company estimated the fair value of the conversion feature derivative embedded in the debenture at issuance at $12,985,000, based on assumptions used in a bi-nomial option pricing model. The key valuation assumptions used consist, in part, of the price of the Company’s common stock of $0.305 at issuance date; a risk-free interest rate of 0.69% and expected volatility of the Company’s common stock, of 125.90%, and the strike price of $0.3075.

On November 4, 2022, the Company entered into a Restructuring Agreement for an Amended and Restated Secured Promissory Note (the “Senior Note”) with the December 2021 Investor through which the December 2021 Note was amended and restated in its entirety. These amendments were made in conjunction with the Merger Agreement, entered into on October 24, 2022, with Yotta Acquisition Corporation (Note 17), The main modification of the terms of the Senior Note was that the conversion feature was eliminated. Second, a Mandatory Payment was added whereby within 3 trading days of the closing upon the Merger an amount equal to the lesser of (A) one-third of the amount retained in the Trust Account at the Effective Time or (B) $10,000,000, in order to repay a portion of the outstanding balance of the Convertible Note; after which the remaining balance of the Convertible Note is to be repaid in equal monthly installments over a 12-month period beginning on a date after the Closing Date or the termination of such agreement. Additionally, if the Closing Date is after December 31, 2022, the outstanding balance of all indebtedness owed by the Company to December 2021 Investor will be increased automatically by 2% and will automatically increase by 2% every 30 days thereafter until the Closing, or substantially similar terms as approved by the Board of Directors of the Company. Additional key modifications include i) the Uplist terms were removed, ii) Maturity date was modified from December 15, 2023 to December 4, 2023, and iii) the outstanding balance of the Convertible Note may be increased by 5% to 15% upon the occurrence of an event of default or failure to obtain the Lender’s consent or notify the Lender for certain major equity related transactions (“Trigger Events”). As of March 31, 2023, the Merger has not yet closed, and therefore the 2% of the outstanding balance was increased as of March 31, 2023, in the amount of approximately $1,336,000.

The Restructured Senior Note was analyzed under ASC 470-50 as to if the change in terms qualified as a modification or an extinguishment of the note. The changes in terms were considered an extinguishment as the conversion feature has been eliminated and therefore the modified August Note is determined to be fundamentally different from the original convertible note. As such, with the removal of the original note and its debt discount and accrued interest as compared to the restructured note with a fair value of approximately $18,914,000, there was a gain in extinguishment of approximately $2,540,000. As of the restructuring date the derivative had a fair value of $12,290,000, based on assumptions used in a bi-nomial option pricing model, which resulted in a change in fair value of $17,738,000 as of the restructuring date, from its previous fair value of $30,028,000. The key valuation assumptions used consist, in part, of the price of the Company’s common stock of $0.16 at issuance date; a risk-free interest rate of 3.73% and expected volatility of the Company’s common stock, of 117.77%, and the strike price of $0.1017.

As a result of the extinguishment and at the Company’s election of the fair value option under ASC 825, the Senior Note will be accounted for at fair value until it is settled. In accordance with ASC 815- 15-25-1(b) a hybrid instrument that is measured at fair value under ASC 825 fair value option each period with changes in fair value reported in earnings as they occur should not be evaluated for embedded derivatives. Therefore, the provisions in the Senior Note were not evaluated as to if they fell under the guidance of embedded derivatives and were required to be bifurcated. The Senior Note was revalued as of March 31, 2023, at approximately $21,290,000, with a change in fair value of approximately $2,376,000 recognized in the Statement of Operations.